Accrued Expenses (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
Fair value of liability as of acquisition date of Blink	$ 426,000
Additional warranty liability accrued	131,675
Warranty costs incurred	(43,675)
Balance at December 31, 2013	$ 514,000